Subsequent Events (Details) - USD ($)		1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Aug. 05, 2021	Feb. 28, 2021	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Apr. 06, 2021	Feb. 04, 2021
Subsequent Events (Details) [Line Items]
Aggregate of founder shares (in Shares)		100,000
Aggregate of founder shares outstanding (in Shares)							13,800,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowing amount								$ 200,000
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Sponsor transferred founder shares		$ 25,000
Aggregate of founder shares (in Shares)							13,700,000
EQRx, INC. [Member]
Subsequent Events (Details) [Line Items]
Proceeds of business combination			$ 3,000	$ 345,000	$ 173,000	$ 945,000
EQRx, INC. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Proceeds of business combination	$ 1,700,000,000
Aggregate of purchases price	120,000,000.0
Net proceeds of additional purchase	1,200,000,000
Aggregate of purchase price	$ 120,000,000.0